Deferred Income Tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 432,392	S/ 257,252	S/ 236,652
Current – Dividend expense	30,587	39,108	(1,518)
Deferred – (Income) expense	(442)	205,752	(308,067)
Income Tax	S/ 462,537	S/ 502,112	S/ (72,933)